INCOME TAXES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal					$ 7,310	$ 18,739
State					12,006	9,722
Foreign					3,845	9,041
Current Income Tax Expense (Benefit)					23,161	37,502
Deferred:
Federal					153,364	(70,814)
State					0	177,802
Deferred Income Tax Expense (Benefit)					153,364	106,988
Total income tax provision (Benefit)	$ 6,422	$ (128,800)	$ 16,045	$ (316,663)	$ 176,525	$ 144,490